Segment Information (Details) - Schedule of geographic regions - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	$ 759,169	$ 758,212	$ 820,468
Satellites, property and other equipment	1,364,084	1,429,688
Intangible assets	756,878	762,659
Other long-term assets	47,977	31,254
Canada [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	330,533	330,832	362,939
Satellites, property and other equipment	784,261	812,478
Intangible assets	698,336	706,083
Other long-term assets	47,977	30,979
United States [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	289,946	292,474	307,433
Satellites, property and other equipment	36,612	54,390
Intangible assets	40,647	38,039
Latin America & Caribbean [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	57,842	55,818	64,024
Intangible assets	12,754	12,643
Asia & Australia [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	45,082	38,266	41,362
Europe, Middle East & Africa [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	35,766	40,822	$ 44,710
Satellites, property and other equipment	15,344	19,310
United Kingdom [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Satellites, property and other equipment	525,672	541,126
Other long-term assets		275
All Others [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Satellites, property and other equipment	2,195	2,384
Intangible assets	$ 5,141	$ 5,894